Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies
Significant Accounting Policies

Note 3—Significant Accounting Policies

        The Company's updated accounting policies are summarized below.

  Stock-Based Compensation

        The Company's 2013 Equity Incentive Plan provides for awards of nonstatutory and incentive stock options ("Stock Options"), time-based restricted stock units, performance-based restricted stock units, stock appreciation rights, performance units and stock grants. The Company estimates the value of the Stock Options, time-based restricted stock units and performance-based restricted stock units awarded with reference to the value of its underlying common stock on the date of the award. Compensation costs are fixed, except for performance-based restricted stock units, at the estimated fair value as of the award date as all grantees are employees and directors of the Company or PennyMac. The Company amortizes the fair value of previously granted stock-based awards to compensation expense over the vesting period using the graded vesting method. Expense relating to awards is included in Compensation in the consolidated statements of income.

  Income Taxes

        The Company is subject to federal and state income taxes. Income taxes are provided using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

        The effect on deferred taxes of a change in tax rates is recognized as income in the period in which the change occurs. Subject to management's judgment, a valuation allowance is established if it is not more likely than not that the deferred tax asset will be realized.

        The Company recognizes tax benefits relating to its tax positions only if, in the opinion of management, it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard is recognized as the largest amount that is greater than 50% likely to be realized upon ultimate settlement with the appropriate taxing authority. The Company will classify any penalties and interest as a component of provision for income taxes.